Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Value Fund))	0 Months Ended
	Feb. 28, 2013
Class A
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03%
Class B
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	2.15%
Fee Waiver and/or Expense Reimbursement	(0.26%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.89%
Class C
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.99%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.79%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.79%
Class I
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.51%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.51%
Class N
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	0.49%
Other Expenses	0.34%
Total Annual Fund Operating Expenses	1.31%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.31%
Class Y
Operating Expenses:
Management Fees	0.48%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.59%
Fee Waiver and/or Expense Reimbursement	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.59%

[1]	The Fund's transfer agent has voluntarily agreed to limit its fees for Classes B, C, N and Y to 0.35% of average annual net assets per class per fiscal year, and to 0.30% of average annual net assets per fiscal year for Class A. These limitations may not be amended or withdrawn until one year after the date of this prospectus.